Employee benefits - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contributions
Contributions by employer, noncash, next fiscal year	$ 156
Expense of defined contribution plans	245	$ 245	$ 233
Defined contribution expense relating to discontinued operation	55	59	61
Defined pension benefits
Contributions
Contributions by employer, noncash	13	31	$ 31
Estimated contribution by employer, next fiscal year	356
Estimated discretionary contributions by employer, next fiscal year	167
Defined pension benefits | Switzerland
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	91	89
Of which, discretionary contributions to defined benefit pension plans	2
Expected future cash flows in respect of pension and other postretirement benefit plans
2020	335
2021	254
2022	239
2023	226
2024	215
Years 2025-2029	961
Defined pension benefits | International
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	115	152
Of which, discretionary contributions to defined benefit pension plans	8	25
Expected future cash flows in respect of pension and other postretirement benefit plans
2020	341
2021	347
2022	346
2023	343
2024	344
Years 2025-2029	1,727
Other postretirement benefits
Contributions
Estimated contribution by employer, next fiscal year	10
Other postretirement benefits | International
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	10	$ 11
Expected future cash flows in respect of pension and other postretirement benefit plans
2020	10
2021	9
2022	9
2023	9
2024	8
Years 2025-2029	$ 34